August 1, 2014

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Boston Trust & Walden Funds; File Nos. 33-44964 and 811-6526

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by The Boston Trust & Walden Funds (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus for the Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Walden Asset Management Fund, Walden Equity Fund, Walden Small Cap Innovations Fund, Walden Midcap Fund, and Walden SMID Cap Innovations Fund, and Statement of Additional Information for the Trust that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 151 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on July 31, 2014.

If you have any questions concerning this filing, please contact Michael V. Wible at (614) 469-3297 or Emily Little at (614) 496-3234.

Very truly yours,

/s/ Curtis Barnes

Curtis Barnes
Secretary of the Trust